WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Bond Fund – Summary – Management.”

Portfolio Manager(s). Vesta Marks, an Associate of the Adviser, and Ruta Ziverte, a Partner of the Adviser, co-manage the Fund. Mr. Marks has co-managed the Fund since 2021. Ms. Ziverte has co-managed the Fund since 2020.

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Emerging Markets Growth Fund – Summary – Management.”

Portfolio Manager(s). Todd M. McClone, a Partner of the Adviser, Casey Preyss, a Partner of the Adviser, and Vivian Lin Thurston, a Partner of the Adviser, co-manage the Fund. Mr. McClone has co-managed the Fund since its inception in 2005. Mr. Preyss has co-managed the Fund since 2015. Ms. Thurston has co-managed the Fund since 2021.

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Emerging Markets Small Cap Growth Fund – Summary – Management.”

Portfolio Manager(s). Todd M. McClone, a Partner of the Adviser, D.J. Neiman, a Partner of the Adviser, and Casey Preyss, a Partner of the Adviser, co-manage the Fund. Mr. McClone has co-managed the Fund since its inception in 2011. Mr. Neiman has co-managed the Fund since 2021. Mr. Preyss has co-managed the Fund since 2016.

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Global Leaders Fund – Summary – Management.”

Portfolio Manager(s). Andrew G. Flynn, a Partner of the Adviser, Kenneth J. McAtamney, a Partner of the Adviser, and Hugo Scott-Gall, a Partner of the Adviser, co-manage the Fund. Mr. Flynn has co-managed the Fund since 2016. Mr. McAtamney has co-managed the Fund since 2008. Mr. Scott-Gall has co-managed the Fund since 2021.

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair International Leaders Fund – Summary – Management.”

Portfolio Manager(s). Alaina Anderson, a Partner of the Adviser, Simon Fennell, a Partner of the Adviser, and Kenneth J. McAtamney, a Partner of the Adviser, co-manage the Fund. Ms. Anderson has co-managed the Fund since 2021. Mr. Fennell has co-managed the Fund since 2013. Mr. McAtamney has co-managed the Fund since its inception in 2012.

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair International Small Cap Growth Fund – Summary – Management.”

Portfolio Manager(s). Simon Fennell, a Partner of the Adviser, Andrew G. Flynn, a Partner of the Adviser, and D.J. Neiman, a Partner of the Adviser, co-manage the Fund. Mr. Fennell has co-managed the Fund since 2017. Mr. Flynn has co-managed the Fund since 2013. Mr. Neiman has co-managed the Fund since 2021.

Effective July 12, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Low Duration Fund – Summary – Management.”

Portfolio Manager(s). Kathleen M. Lynch, an Associate of the Adviser, Vesta Marks, an Associate of the Adviser, and Ruta Ziverte, a Partner of the Adviser, co-manage the Fund. Ms. Lynch has co-managed the Fund since 2020. Mr. Marks has co-managed the Fund since 2021. Ms. Ziverte has co-managed the Fund since 2021.

Effective as of July 12, 201 corresponding changes are made under “Management of the Funds – Portfolio Management.” Effective July 12, 2021, the information below supplements similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

Alaina Anderson, CFA, a Partner of William Blair Investment Management, LLC, has co-managed the International Leaders Fund since 2021. Ms. Anderson has managed the Adviser’s International Leaders ADR strategy since 2019. Before that, Ms. Anderson covered multiple sectors as a research analyst for the Adviser, including the Consumer and Health Care sectors, along with her most recent responsibilities covering real assets companies. Before joining William Blair in 2006, she was a senior analyst in the investments department of the MacArthur Foundation, where she provided research support for internally managed portfolios and was involved in investment manager due diligence, selection, and monitoring for the foundation’s U.S., non-U.S., and hedge-fund portfolios. Before joining the MacArthur Foundation, Alaina was an investor relations consultant with Ashton Partners and a financial advisor with UBS Painewebber. She is a member of the CFA Institute and the CFA Society Chicago. Education: B.S., Wharton School at the University of Pennsylvania and an M.B.A. from the University of Chicago’s Booth School of Business.

Hugo Scott-Gall, a Partner of William Blair Investment Management, LLC, has co-managed the Global Leaders Fund since 2021. He also serves as co-director of research for the global equity team. He is also a thematic strategist. He is responsible for researching longer-term trends affecting corporate performance and developing systematic solutions for broad investment challenges. Before joining William Blair in 2018, Hugo was a managing director and head of the thematic research team at Goldman Sachs that investigated thematic changes, analyzed their effects across industries, and sought to identify long-term structurally advantaged companies. He produced Fortnightly Thoughts, a publication offering thematic insights, and GS Sustain, a long-term-focused publication that sought to identify best-in-breed companies. He also oversaw GS Dataworks, a team that used alternative data to augment fundamental research. Before his move into thematic research, Hugo was an equity research analyst covering European transportation companies. Before Goldman Sachs, he was an equity research analyst at Fidelity Investments.

Vesta Marks, CFA, an Associate of William Blair Investment Management, LLC, has co-managed the Bond Fund and Low Duration Fund since 2021. Mr. Marks most recently was a portfolio manager and Managing Director of Fixed Income and Risk Management at Tortoise Capital Advisors. Before joining Tortoise in 2019, he served as Executive Director and Portfolio Manager at Palmer Square Capital Management LLC from 2015 to 2018. Prior to Palmer Square, Vesta was a Portfolio Manager at Semper Capital Management from 2007 to 2014. Mr. Vesta is a member of the CFA Institute. He is also a member of the Chartered Alternative Investment Analyst Association. Education: Bachelor of Science degree in mathematics from the Massachusetts Institute of Technology (MIT).

D.J. Neiman, CFA, a Partner of William Blair Investment Management, LLC, has co-managed the Emerging Markets Small Cap Growth Fund and International Small Cap Growth Fund since 2021. Since 2016, Mr. Neiman has served as co-director of research for the global equity team and will remain so through the end of 2021. He also was a global equity research analyst covering large- and mid-cap financial companies. Before joining Investment Management in 2009, D.J. was an analyst in the firm’s sell-side research group, covering the financials sector with a focus on the asset-management and advisory investment-banking industries. Previously, D.J. was a senior accountant with William Blair Funds and a fund analyst at Scudder Kemper Investments. He is a member of the CFA Institute and the CFA Society Chicago. Education: B.S. from Miami University and an M.B.A., with high distinction, from the University of Michigan’s Ross School of Business.

Vivian Lin Thurston, CFA, a Partner of William Blair Investment Management, LLC, has co-managed the Emerging Markets Growth Fund since 2021. Since 2018, Ms. Thurston has been a portfolio manager for William Blair’s China A-Shares Growth strategy and a global research analyst covering Chinese equities. Previously, she was a global research analyst covering large-cap consumer companies for the Adviser. Before joining William Blair in 2016 Vivian was vice president and consumer sector head at Calamos Investments. Prior to that, she was an executive director and senior investment analyst at UBS Global Asset Management/Brinson Partners, where she was responsible for stock selection and research for consumer sectors in the United States and emerging markets. Vivian also held roles at Mesirow Financial, China Agribusiness Development Trust and Investment Corporation, and Vanke. She is a member of the CFA Institute and the CFA Society Chicago. Education: B.A. in sociology from Peking University and an M.A. in sociology and M.S. in finance from the University of Illinois Urbana-Champaign.

Ruta Ziverte, a Partner of William Blair Investment Management, LLC, has co-managed the Bond Fund and managed the Income Fund since 2020 and the Low Duration Fund since 2021. Ms. Ziverte oversees the fixed income team at William Blair. She joined William Blair in 2019. Prior to joining William Blair, she worked at Oppenheimer Funds from 2015 to 2019, where she was the portfolio manager for the Global High Yield Fund and co-portfolio manager for the Global Strategic Income Fund. She also led a team of fixed-income credit analysts. Prior to that, she was employed by GE Asset Management in various capacities, including as executive managing director and high-yield portfolio manager, and as a team leader and senior analyst, co-managing a leveraged finance research team, and was responsible for developing and implementing the firm’s credit processes and procedures. Education: B.S., Finance, University of Latvia; M.B.A., Rensselaer Polytechnic Institute

Dated: July 12, 2021

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.